INTANGIBLE ASSETS, NET - Movement of acquired intangible assets (Details)		12 Months Ended
		Dec. 31, 2019 USD ($) item $ / shares	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
INTANGIBLE ASSETS
Balance as of January 1, 2019		$ 0	$ 0
Through the acquisition of Unicorn	[1]	1,200,000
Additions	[2]	10,402
Disposal	[2]	(2,062)
Balance as of December 31, 2019		$ 1,208,340	0	$ 0
Number of cryptocurrencies acquired | item		(60,000,000)
Historical cost per FF | $ / shares		$ 0.02
Number of cryptocurrencies sold | item		103,107
Net gain from sale of intangible assets		$ 8,340	$ 0	$ 0

[1]	The Group acquired 60,000,000 Fifity Five (“FF”) through the acquisition of Unicorn. FF is a cryptocurrency based on ERC 20 and can be traded on BestTrade. The Group recognized and measured FF at its historical cost at 0.02 per FF.
[2]	During the year ended 2019, the Group sold 103,107 FF for USDT amounting to $10,402. A net gain of $8,340 was recognized for the year ended December 31, 2019.